Long-term Investments, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
LONG-TERM INVESTMENTS, NET [Abstract]
Equity investments	$ 3,000	$ 3,493
Total	$ 3,000	$ 3,493